Earnings Per Common Share	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Earnings Per Share [Abstract]
Earnings Per Common Share

Note 10—Earnings Per Common Share

The following table displays a reconciliation of the information used in calculating basic and diluted net income per common share for the three and six months ended June 30, 2017 and 2016.

	For the Three Months Ended June 30,		For the Six Months Ended June 30,
(In thousands, except per share data)	2017	2016	2017	2016
Net income	$28,968	$14,840	$55,085	$30,181

Weighted average common shares outstanding (Basic)	81,918,956	75,000,000	78,478,591	75,000,000
Weighted average restricted stock units	32,839	258,375	352,795	258,375

Weighted average common shares outstanding (Diluted)	81,951,795	75,258,375	78,831,386	75,258,375

Earnings per common share (Basic)	$0.35	$0.20	$0.70	$0.40

Earnings per common share (Diluted)	$0.35	$0.20	$0.70	$0.40

In March 2017, the Board of Directors approved a 75-for-one stock split of the Company’s common stock. The stock split occurred on April 7, 2017. The effect of the stock split on outstanding shares and earnings per share has been retroactively applied to all periods presented.

Note 12—Earnings Per Common Share

The following table displays a reconciliation of the information used in calculating basic and diluted net income per common share for the years ended December 31, 2016, 2015 and 2014.

	Years Ended December 31,
(In thousands, except per share data)	2016	2015	2014
Net income	$65,774	$39,256	$44,833
Dividends and accretion of discount on preferred stock	—	—	3,643

Earnings available to common shareholder	$65,774	$39,256	$41,190

Weighted average common shares outstanding (Basic)	75,000,000	75,000,000	75,000,000
Weighted average restricted stock units	294,600	116,100	—

Weighted average common shares outstanding (Diluted)	75,294,600	75,116,100	75,000,000

Earnings per common share (Basic)	$0.88	$0.52	$0.55

Earnings per common share (Diluted)	$0.87	$0.52	$0.55

In March 2017, the Board of Directors approved a 75 for-one stock split of the Company’s common stock. The stock split occurred on April 7, 2017. The effect of the stock split on outstanding shares and earnings per share has been retroactively applied to all periods presented.